Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 108,346,014	$ 106,604,503
Less: allowance for credit losses	(1,040,434)	(1,244,662)	$ (3,219,772)
Accounts receivable, net	$ 107,305,580	$ 105,359,841